RISK MANAGEMENT - Structural foreign exchange risk - Net financial asset (liability) position (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		$ 303,076,129		$ 259,515,428
Financial liabilities		271,975,564		231,392,733
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 30,224	130,763,369	$ 24,436	103,554,011
Financial liabilities	31,693	134,967,705	25,909	106,534,815
Net financial asset (liability) position	(1,469)	$ (4,204,336)	(1,473)	$ (2,980,804)
Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,873		7,162
Financial liabilities	7,628		6,600
Net financial asset (liability) position	$ 245		$ 562